ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

NOTE 1 – ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

(A) Description of Business

Basanite, Inc., a Nevada corporation (the “Company”, “Basanite”, “we”, “us”, “our” or similar terminology), through our wholly owned subsidiary, Basanite Industries, LLC, a Delaware limited liability company (“BI”), manufactures a range of “green” (environmentally friendly), sustainable, non-corrosive, lightweight, composite products used in concrete reinforcement by the construction industry. Our core product is BasaFlex™, a basalt fiber reinforced polymer reinforcing bar (“rebar”) which we believe is a stronger, lighter, sustainable, non-conductive and corrosion-proof alternative to traditional steel.

Our two other main product lines are BasaMix™, which are fine denier basalt fibers available in various chopped sizes, and BasaMesh™, a line of Basalt Geogrid Mesh Rolls, intended to replace welded wire mesh (made of steel) and other fiber reinforced polymer (“FRB”) grids and mesh.

BasaMix™ is designed to help absorb the stresses associated with early-aged plastic shrinkage and settlement cracking in concrete, as well as providing an increased toughness for enhanced reinforcement in Slab on Grade (SOG) and precast elements. BasaMix™ also serves in a “system approach” for optimum performance of a concrete element when used in conjunction with our BasaFlex™ rebar.

BasaMesh™ is designed for secondary and temperature shrinkage reinforcement. BasaMesh™ can also work in conjunction with the BasaFlex™ rebar or BasaMix™ for a total reinforcement program.

Each of our products is specifically designed to extend the lifecycle of concrete products by eliminating “concrete spalling.” Spalling results from the steel reinforcing materials embedded within the concrete member rusting (contrary to popular belief, concrete is porous and water can permeate into concrete). Rusting leads to the steel expanding and eventually causing the surrounding concrete to delaminate, crack, or even break off, resulting in potential structural failure. We believe that each Basanite product addresses this important need along with other key requirements in today’s construction market.

We believe that the following attributes of BasaFlex™ provide it with a competitive advantage in the marketplace:

•	BasaFlex™ never corrodes: steel reinforcement products rust, leading to spalling and significant repair costs down the road;

•	BasaFlex™ is sustainable: BasaFlex™ is made from Basalt rock, the most abundant rock found on Earth’s surface, and offers a longer product lifecycle than traditional steel (the lack of corrosion allows the life span of concrete products reinforced with BasaFlex to be significantly longer);

•	BasaFlex™ is “green”: From mining, through production, to installation at the building site, BasaFlex™ has an exceptionally low carbon footprint when compared with that of steel; and

•	BasaFlex™ has a lower in-place cost: the physical nature of our products relative to steel result in a lower net cost to the contractor once installed, such as: BasaFlex™ is one-quarter of the weight of equivalent sized steel, meaning 4 times the quantity of material can be delivered by the same truck (or container); all Basanite products can be loaded/unloaded and moved around the jobsite by hand – no expensive handling equipment is needed; less concrete is required as BasaFlex™ does not require the extra concrete cover needed when using steel; and Basanite products are safer and easier to use. We believe all these factors materially reduce the net in-place cost of concrete reinforcement.

(B) Liquidity and Management Plans

Since inception, the Company has incurred net operating losses and used cash in operations. As of June 30, 2021, and December 31, 2020, respectively, the Company reported:

•	an accumulated deficit of $38,634,066 and $29,643,387;

•	a working capital deficiency of $2,813,038 and $1,901,875; and

•	cash used in operations of $2,294,501 and $2,799,499.

Losses have principally occurred as a result of the substantial resources required for product research and development and for marketing of the Company's products; including the general and administrative expenses associated with the organization.

While we have generated relatively little revenue to date, we continue to receive inquiries from a range of customers for our products, indicating what we believe is a significant level of market interest for BasaFlex™. Some of these inquiries would be for very large potential orders for new, multi-year construction projects. Based on our current limited manufacturing capacity (which we plan to begin to expand with the net proceeds of our private placement offering described in note 13 below), these inquiries (if they lead to actual orders) would exceed our capability to deliver within the customer’s requested timeframe, and largely because of this, there is no guarantee that orders will actually be received.

We have historically satisfied our working capital requirements through the sale of restricted common stock and the issuance of warrants and promissory notes. Until we are able to internally generate meaningful revenue and positive cash flow, we will attempt to fund working capital requirements through third party financing, including through potential private or public offerings of our securities as well as bridge or other loan arrangements. However, a number of factors continue to hinder the Company’s ability to attract new capital investment. We cannot provide any assurances that the required capital will be obtained at all, or that the terms of such required capital may be acceptable to us. If we are unable to obtain adequate financing, we may reduce our operating activities to reduce our cash use until sufficient funding is secured. If we are unable to secure funding when needed, our results of operations may suffer, and our business may fail.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

At June 30, 2021, the Company had cash of $77,400 compared to $259,505 at December 31, 2020. Subsequent to June 30, 2021, cash on hand was increased due to the closing of our private placement offering in August 2021 (see note 13).

NOTE 1 – ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

(A) Description of Business

On May 30, 2006, Basanite, Inc. was organized as a Nevada corporation. Basanite and its wholly owned subsidiaries are herein referred to as the "Company", “we”, “our”, or “us”. Currently based in Pompano Beach, Florida, the Company intends to manufacture concrete-reinforcing products made from basalt fiber reinforced polymers (“BFRP”), such as its primary product BasaFlex. This UV-stable, chemical, acid and moisture resistant material is sustainable and environmentally friendly and has been engineered to replace steel as it never rusts, therefore, addressing the industry’s current corrosion issues.

The Company’s wholly owned subsidiary created in 2018, Basanite Industries, LLC (“BI”) manufactures BasaFlex™, a basalt fiber reinforced polymer rebar. BFRP rebar is a stronger, lighter, sustainable, non-conductive and non-corrosive alternative for traditional steel rebar and wire mesh. BI leases a fully permitted and Underwriters Laboratories (“UL”) approved 36,900 square foot facility located in Pompano Beach, Florida, equipped with five customized Pultrusion machines. Each machine has two linear production lines (a total capacity of 10 manufacturing lines). BI’s operations team is currently in the processes of optimizing and scaling the manufacturing plant to produce 11,000 to 17,000 linear feet of BFRP rebar per line, per day, depending on the product mix. BI’s own fully equipped test lab is utilized to evaluate, validate and verify each product’s performance attributes.

The manufacture of concrete reinforcement products made from continuous basalt fiber creates substantial benefits for the construction industry, including but not limited to, the following:

•	BasaFlex™ never rusts – steel reinforcement products rust, causing time and repair costs down the road;
•	BasaFlex™ is sustainable; with a longer lifecycle – production of our products results in exceptionally low carbon footprint when compared with steel. The lack of corrosion allows the “lifespan” of concrete products to be significantly longer; and
•	BasaFlex™ has a lower final, in place cost – the physical nature of our products relative to steel (4X lighter, easily transportable, “coil-able”, safer and easier to use) reduces the all-in cost of reinforcement when all factors are considered.

(B) Liquidity and Management Plans

Since inception, the Company has incurred net operating losses and used cash in operations. As of December 31, 2020 and 2019, respectively, the Company reported:

•	an accumulated deficit of approximately $29.6 million and $25.4 million;
•	a working capital deficiency of approximately $1.9 million and $1.9 million; and
•	cash used in operations of approximately $2.8 million and $2.3 million.

Losses have principally occurred as a result of the substantial resources required for product research and development and for marketing of the Company's products; including the general and administrative expenses associated with the organization.

At December 31, 2020, the Company had cash of $259,505 compared to $129,152 at December 31, 2019.

We have historically satisfied our working capital requirements through the sale of restricted common stock and the issuance of warrants and promissory notes. Until we are able to internally generate positive cash flow, we will attempt to fund working capital requirements through third party financing, including through private placement of our securities as well as bridge loan arrangements. However, a number of factors continue to hinder the Company’s ability to attract new capital investment. We cannot provide any assurances that the required capital will be obtained or that the terms of such required capital may be acceptable to us. If we are unable to obtain adequate financing, we may reduce our operating activities to reduce our cash use until sufficient funding is secured.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.